INCOME TAXES (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Government corporate tax rate	Sole-Vision Technologies, Inc. is a subsidiary of the Company which is operating in Taiwan as a profit-seeking enterprise. Its applicable corporate income tax rate is 20%. In addition, Taiwan’s corporate tax system allows the government to levy a 10% profit retention tax on undistributed earnings for the prior year. This tax will not be provided if the company distributed the earnings before the ended of the fiscal year
U.S. - Based Segment [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance increased	$ 0.8
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	38.0
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 12.0